Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
ASSETS
Cash and cash equivalents	$ 314,043	1,976,555	$ 259,104	1,630,777	645,720	410,901
Restricted cash	44,746	281,626		100,490
Accounts receivable - net (Note 3)	85,407	537,540		1,282,807
Notes receivable (Note 3)	9,566	60,208		10,000
Inventories - net (Note 4)	108,684	684,049		790,773
Advance to suppliers - net (Note 5)	75,572	475,645		764,063
Other current assets - net (Note 6)	83,982	528,572		255,432
Deferred tax assets - net (Note 23)	42,039	264,590		91,611
Derivative contracts (Note 16)	4,622	29,091		7,489
Amount due from related parties (Note 24)	38,363	241,453		27,819
Total current assets	807,024	5,079,329		4,961,261
Non-current assets:
Long-term prepayments (Note 5)	32,503	204,570		394,282
Amount due from related parties, non-current portion (Note 24)				15,000
Fixed assets - net (Note 7)	749,291	4,715,962		2,084,027
Intangible assets - net (Note 8)	53,224	334,987		205,763
Deferred tax assets - net (Note 23)	2,620	16,493		16,759
Long-term deferred expenses (Note 10)	7,897	49,702		27,273
Goodwill (Note 9)				134,735
Total non-current assets	845,535	5,321,714		2,877,839
Total assets	1,652,559	10,401,043		7,839,100
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank borrowings (Note 11)	280,311	1,764,251		318,919
Long-term bank borrowings, current portion (Note 11)	38,546	242,604		215,000
Accounts payable	162,848	1,024,947		478,129
Notes payable (Note 15)	73,500	462,602		181,265
Accrued expenses and other liabilities (Note 12)	59,619	375,238		404,826
Customer deposits (Note 14)	13,485	84,871		33,538
Unrecognized tax benefit (Note 23)	22,796	143,473		143,473
Derivative contracts (Note 16)	4,873	30,670		8,047
Amount due to related parties (Note 24)	6,727	42,342		13,183
Total current liabilities	662,705	4,170,998		1,796,380
Non-current liabilities:
Long-term bank borrowings (Note 11)	214,870	1,352,373		135,000
Long-term payable (Note 22)	7,944	50,000
Deferred tax liabilities (Note 23)	4,034	25,387		25,977
Convertible bonds (Note 21)	79,227	498,646		687,435
Total non-current liabilities	306,075	1,926,406		848,412
Total liabilities	968,780	6,097,404		2,644,792
Commitments and contingencies (Note 27)
Redeemable ordinary shares (par value US$0.0001 per share; 45,098,055 and 20,070,375 shares issued and outstanding at December 31, 2010 and 2011, respectively) (Note 20)	4	24		55
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 500,000,000 and 1,000,000,000 shares authorized; 420,645,432 shares and 422,395,432 shares issued and outstanding at December 31, 2010 and 2011, respectively)	50	315		314
Additional paid-in capital	634,967	3,996,418		3,956,953
Statutory reserves (Note 18)	27,718	174,456		170,000
Retained earnings	21,040	132,426		1,066,986
Total shareholders' equity	683,775	4,303,615		5,194,253	2,811,653	2,767,877
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,652,559	10,401,043		7,839,100